Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Line Items]
Deferred tax assets					$ 27,558	$ 32,092
Deferred tax liabilities					$ 1,100
Gross foreign NOLs					75.50%
Tax effected foreign NOLs					$ 19,700
NOLs expiring					9,000
Income tax expense	$ 1,046	$ 539	$ 1,523	$ 1,933	(2,562)	(2,920)	$ (4,502)
Effective tax rate			35.46%	39.20%
Statutory tax rate			21.00%	21.00%
Minimum tax					1,000,000
Other Noncurrent Liabilities [Member]
Income Taxes [Line Items]
Tax effected					1,200
Income Tax Expense [Member]
Income Taxes [Line Items]
Income tax expense	$ 1,000	$ 500	$ 1,500	$ 1,900
CF ACQUISITION CORP VIII [Member]
Income Taxes [Line Items]
Deferred tax assets					982,382	571,138
Federal income tax expense					111,000
Income tax expense					$ 111,023
Effective tax rate					4.40%
Statutory tax rate					21.00%	21.00%